RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jan. 18, 2023	Mar. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024
Related Party Transaction [Line Items]
Debt principal amount			$ 6,766,819	$ 7,180,185
Interest Expense, Related Party			464,904	486,721	$ 492,391
Independent Director of Melco [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount			8,500	3,886
Interest Expense, Related Party			307	486	519
Independent Director of Melco [Member] | 2033 MRF Senior Notes [Member]
Related Party Transaction [Line Items]
Debt aggregate principal amount			4,000
Independent Director of Melco [Member] | 2032 MRF Senior Notes [Member]
Related Party Transaction [Line Items]
Debt aggregate principal amount						$ 1,000
Independent Director of Melco [Member] | 2025 MRF Senior Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchased Face Amount			1,000
Independent Director of Melco [Member] | 2025 SCF Senior Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchased Face Amount			1,386	705	909
Consideration paid for repurchase of senior notes				705	886
Lawrence Yau Lung Ho's Controlled Entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount			30,000	30,000
Lawrence Yau Lung Ho and his controlled entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Interest Expense, Related Party			1,500	2,508	$ 3,300
Executive Officer [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount			1,800	1,600
Interest Expense, Related Party			121	25
Executive Officer [Member] | 2026 MRF Senior Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchased Face Amount			200
Consideration paid for repurchase of senior notes			$ 200
Mr. Ho [Member] | 2025 SCF Senior Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchased Face Amount				30,000
Consideration paid for repurchase of senior notes				$ 30,000
Melco International [Member] | Facility Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from repayments of loans to an affiliated company	$ 200,000
Receivable face amount		$ 250,000
Related party transaction rate		11.00%